SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income (Loss) Per Common Share (Details) - Cablevision Systems Corporation And Subsidiaries - shares	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Weighted Average Shares Used in Calculations of Basic and Diluted Net Income Per Share [Abstract]
Basic weighted average common shares (in thousands)	272,035,000	272,035,000	269,388,000	264,623,000
Effect of dilution:
Stock options (in shares)		4,444,000	3,532,000	3,247,000
Restricted stock awards (in shares)		3,720,000	3,419,000	2,833,000
Weighted Average Number of Shares Outstanding, Diluted, Total	280,199,000	280,199,000	276,339,000	270,703,000
Stock Options
Effect of dilution:
Antidilutive securities excluded from diluted weighted average shares outstanding (in shares)		0	1,160,000	1,760,000
Restricted Stock - Performance Criteria Not Yet Satisfied
Effect of dilution:
Antidilutive securities excluded from diluted weighted average shares outstanding (in shares)				45,000
Performance Shares
Effect of dilution:
Antidilutive securities excluded from diluted weighted average shares outstanding (in shares)			1,772,000